UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811- 05206

Exact name of registrant as specified in charter:	Prudential Jennison Natural Resources Fund, Inc

Address of principal executive offices:	655 Broad Street, 6th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2023

Date of reporting period:	4/30/2023

Item 1 – Reports to Stockholders –

PGIM JENNISON NATURAL RESOURCES FUND

SEMIANNUAL REPORT

APRIL 30, 2023

 To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2023 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Jennison Natural Resources Fund informative and useful. The report covers performance for the six-month period ended April 30, 2023.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 11th-largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Natural Resources Fund

June 15, 2023

PGIM Jennison Natural Resources Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/23 (without sales charges)	Average Annual Total Returns as of 4/30/23 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)

Class A	-5.91	-5.59	5.71	1.71

Class C	-6.26	-1.78	6.18	1.58

Class R	-6.02	-0.34	6.68	2.07

Class Z	-5.75	0.27	7.33	2.65

Class R6	-5.71	0.36	7.43	2.77

Lipper Global Natural Resources Index

	0.41	2.58	6.38	3.53

S&P 500 Index

	8.63	2.66	11.45	12.20

MSCI World Net Dividends (ND) Index

	12.26	3.18	8.14	8.71

*Not annualized

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

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	Class A	Class C	Class R	Class Z	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	0.75% (0.50% currently)	None	None

Benchmark Definitions

Lipper Global Natural Resources Index—The Lipper Global Natural Resources Index (Lipper Index) is an unmanaged index consisting of approximately the 10 largest global natural resources mutual funds.

S&P 500 Index*—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

*The S&P 500 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2023 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

MSCI World Net Dividends Index—The MSCI World Net Dividends (ND) Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 23 developed market country indexes: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The MSCI World ND Index is unmanaged and the total return includes the reinvestment of all dividends. The ND version of the MSCI World Index reflects the impact of the maximum withholding taxes on reinvested dividends.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Jennison Natural Resources Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 4/30/23

Ten Largest Holdings	Line of Business	Country	% of Net Assets

Hess Corp.	Oil & Gas Exploration & Production	United States	5.4%

Diamondback Energy, Inc.	Oil & Gas Exploration & Production	United States	4.9%

Schlumberger NV	Oil & Gas Equipment & Services	United States	4.7%

Shell plc	Integrated Oil & Gas	Netherlands	4.2%

PDC Energy, Inc.	Oil & Gas Exploration & Production	United States	3.9%

Halliburton Co.	Oil & Gas Equipment & Services	United States	3.6%

Chevron Corp.	Integrated Oil & Gas	United States	3.6%

ERO Copper Corp.	Copper	Brazil	3.2%

Barrick Gold Corp.	Gold	Canada	3.0%

Agnico Eagle Mines Ltd.	Gold	Canada	3.0%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Jennison Natural Resources Fund	7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Natural Resources Fund		Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$ 940.90	1.26%	$6.06
	Hypothetical	$1,000.00	$1,018.55	1.26%	$6.31

Class C	Actual	$1,000.00	$ 937.40	1.99%	$9.56
	Hypothetical	$1,000.00	$1,014.93	1.99%	$9.94

Class R	Actual	$1,000.00	$ 939.80	1.49%	$7.17
	Hypothetical	$1,000.00	$1,017.41	1.49%	$7.45

Class Z	Actual	$1,000.00	$ 942.50	0.90%	$4.33
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51

Class R6	Actual	$1,000.00	$ 942.90	0.81%	$3.90
	Hypothetical	$1,000.00	$1,020.78	0.81%	$4.06

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2023, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments  (unaudited)

as of April 30, 2023

Description	Shares	Value

LONG-TERM INVESTMENTS 97.9%

COMMON STOCKS

Agricultural Products 2.2%

Bunge Ltd.(a)	113,596	$10,632,586
Darling Ingredients, Inc.*	112,248	6,686,613

		17,319,199

Coal & Consumable Fuels 1.3%

Cameco Corp. (Canada)(a)	391,913	10,773,688

Construction & Engineering 1.0%

Ameresco, Inc. (Class A Stock)*(a)	194,810	8,104,096

Copper 7.9%

ERO Copper Corp. (Brazil)*	1,297,779	25,556,146
First Quantum Minerals Ltd. (Zambia)	415,295	10,090,793
Freeport-McMoRan, Inc.	469,222	17,788,206
Lundin Mining Corp. (Chile)	1,234,488	9,430,528

		62,865,673

Diversified Metals & Mining 6.8%

Anglo American PLC (South Africa)	257,681	7,940,229
Glencore PLC (Australia)	3,918,159	23,127,455
Hudbay Minerals, Inc. (Canada)	1,030,187	5,162,911
Ivanhoe Mines Ltd. (Canada) (Class A Stock)*	1,761,677	15,278,226
Solaris Resources, Inc. (Canada)*	447,931	2,304,372

		53,813,193

Electrical Components & Equipment 2.0%

Array Technologies, Inc.*(a)	257,644	5,268,820
FREYR Battery SA (Norway)*(a)	1,217,356	8,606,707
NEXTracker, Inc. (Class A Stock)*(a)	61,952	1,950,868

		15,826,395

Fertilizers & Agricultural Chemicals 3.1%

CF Industries Holdings, Inc.	89,256	6,388,944
Corteva, Inc.	195,483	11,947,921
Nutrien Ltd. (Canada)	91,219	6,330,599

		24,667,464

See Notes to Financial Statements.

PGIM Jennison Natural Resources Fund	9

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Gold 8.7%

Agnico Eagle Mines Ltd. (Canada)(a)	418,095	$23,718,529
Barrick Gold Corp. (Canada)(a)	1,264,642	24,078,784
Endeavour Mining PLC (Burkina Faso)	620,585	15,976,680
Osisko Mining, Inc. (Canada)*	1,821,975	5,190,850

		68,964,843

Heavy Electrical Equipment 0.4%

Alfen N.V. (Netherlands), 144A*	36,400	2,945,102

Industrial Machinery 1.1%

Chart Industries, Inc.*(a)	63,120	8,401,272

Integrated Oil & Gas 9.9%

Chevron Corp.	170,327	28,713,726
Shell PLC (Netherlands), ADR(a)	537,691	33,326,088
TotalEnergies SE (France), ADR(a)	260,049	16,624,932

		78,664,746

Mortgage REITs 0.6%

Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	172,910	4,907,186

Oil & Gas Drilling 1.7%

Patterson-UTI Energy, Inc.	623,503	6,976,999
Transocean Ltd.*(a)	1,103,808	6,512,467

		13,489,466

Oil & Gas Equipment & Services 15.8%

Cactus, Inc. (Class A Stock)(a)	310,782	12,580,455
Expro Group Holdings NV*(a)	428,540	8,523,661
Halliburton Co.	882,995	28,918,086
Schlumberger NV	761,692	37,589,500
Technip Energies NV (France)	340,942	7,564,073
TechnipFMC PLC (United Kingdom)*(a)	1,614,755	22,105,996
Weatherford International PLC*	122,077	7,889,837

		125,171,608

Oil & Gas Exploration & Production 25.4%

Chesapeake Energy Corp.	262,695	21,719,623
Chord Energy Corp.(a)	85,636	12,188,572
ConocoPhillips	194,935	20,056,862
Devon Energy Corp.	209,376	11,186,960

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

Oil & Gas Exploration & Production (cont’d.)

Diamondback Energy, Inc.(a)	276,043	$39,253,315
EOG Resources, Inc.	68,180	8,145,465
EQT Corp.	141,709	4,937,141
Hess Corp.	294,452	42,713,207
PDC Energy, Inc.	480,445	31,252,947
Sintana Energy, Inc. (Canada)*	637,992	80,052
Sintana Energy, Inc. (Canada), Reg D (original cost $20,701,233; purchased 06/03/11)*(f)	1,304,999	163,745
Spartan Delta Corp. (Canada)	497,999	5,649,514
TXO Energy Partners LP*	175,000	3,897,250

		201,244,653

Oil & Gas Refining & Marketing 2.2%

Valero Energy Corp.	153,704	17,625,238

Oil & Gas Storage & Transportation 3.2%

Cheniere Energy, Inc.	151,600	23,194,800
New Fortress Energy, Inc.(a)	65,782	1,992,537

		25,187,337

Precious Metals & Minerals 0.0%

Sedibelo Platinum Mines Ltd. (South Africa) Private Placement (original cost $4,469,143; purchased 11/27/07)*^(f)	523,100	85,463

Renewable Electricity 1.2%

Sunnova Energy International, Inc.*(a)	548,558	9,852,102

Semiconductor Equipment 2.2%

Enphase Energy, Inc.*(a)	52,810	8,671,402
SolarEdge Technologies, Inc.*(a)	29,714	8,487,210

		17,158,612

Silver 0.7%

MAG Silver Corp. (Canada)*	454,206	5,907,008

Specialty Chemicals 0.5%

Livent Corp.*(a)	170,432	3,723,939

TOTAL LONG-TERM INVESTMENTS (cost $571,115,711)		776,698,283

See Notes to Financial Statements.

PGIM Jennison Natural Resources Fund	11

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Shares	Value

SHORT-TERM INVESTMENTS 13.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund(wi)	3,379,891	$3,379,891
PGIM Institutional Money Market Fund (cost $106,854,081; includes $106,351,884 of cash collateral for securities on loan)(b)(wi)	106,974,422	106,910,238

TOTAL SHORT-TERM INVESTMENTS (cost $110,233,972)		110,290,129

TOTAL INVESTMENTS 111.8% (cost $681,349,683)		886,988,412
Liabilities in excess of other assets(z) (11.8)%		(93,818,011)

NET ASSETS 100.0%		$793,170,401

Below is a list of the abbreviation(s) used in the semiannual report:

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR — American Depositary Receipt

LP — Limited Partnership

PIPE — Private Investments in Public Equity

Reg D — Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.

REITs — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

SPAC — Special Purpose Acquisition Company

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $155,876 and 0.0% of net assets.
(1)	The Fund entered into a commitment with a SPAC to purchase PIPE shares if and when the SPAC completes its merger or acquisition.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $105,222,750; cash collateral of $106,351,884 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $25,170,376. The aggregate value of $249,208 is 0.0% of net assets.

(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

12

Unfunded commitment with a SPAC outstanding at April 30, 2023:

Issuer(1)	Shares	Unfunded commitment amount	Current Value	Unrealized Appreciation
GoGreen Investments Corp.^	452,817	$4,528,170	$4,598,583	$70,413

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$23,127,455	$—
Brazil	25,556,146	—	—
Burkina Faso	15,976,680	—	—
Canada	104,638,278	—	—
Chile	9,430,528	—	—
France	16,624,932	7,564,073	—
Netherlands	33,326,088	2,945,102	—
Norway	8,606,707	—	—
South Africa	—	7,940,229	85,463
United Kingdom	22,105,996	—	—
United States	488,679,813	—	—
Zambia	10,090,793	—	—
Short-Term Investments
Affiliated Mutual Funds	110,290,129	—	—

Total	$845,326,090	$41,576,859	$85,463

Other Financial Instruments*
Assets
Unfunded commitment with a SPAC	$—	$—	$70,413

See Notes to Financial Statements.

PGIM Jennison Natural Resources Fund	13

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

*

Other financial instruments are derivative instruments, with the exception of unfunded commitments with a SPAC, and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swaps and unfunded commitments with a SPAC are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value.

Country Allocation:

The country allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2023 were as follows:

United States (including 13.4% of collateral for securities on loan)	75.5%
Canada	13.1
Netherlands	4.6
Brazil	3.2
France	3.1
Australia	2.9
United Kingdom	2.8
Burkina Faso	2.0

Zambia	1.3%
Chile	1.2
Norway	1.1
South Africa	1.0

111.8
Liabilities in excess of other assets	(11.8)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$105,222,750	$(105,222,750)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

14

Statement of Assets and Liabilities  (unaudited)

as of April 30, 2023

Assets
Investments at value, including securities on loan of $105,222,750:
Unaffiliated investments (cost $571,115,711)	$776,698,283
Affiliated investments (cost $110,233,972)	110,290,129
Foreign currency, at value (cost $339,780)	339,739
Receivable for investments sold	13,833,048
Receivable for Fund shares sold	1,070,661
Tax reclaim receivable	481,479
Dividends receivable	128,528
Unrealized appreciation on unfunded commitment with a SPAC	70,413
Prepaid expenses and other assets	1,983

Total Assets	902,914,263

Liabilities
Payable to broker for collateral for securities on loan	106,351,884
Payable for Fund shares purchased	1,973,531
Accrued expenses and other liabilities	769,902
Management fee payable	498,241
Distribution fee payable	116,377
Affiliated transfer agent fee payable	33,927

Total Liabilities	109,743,862

Net Assets	$793,170,401

Net assets were comprised of:
Common stock, at par	$152,564
Paid-in capital in excess of par	992,418,824
Total distributable earnings (loss)	(199,400,987)

Net assets, April 30, 2023	$793,170,401

See Notes to Financial Statements.

PGIM Jennison Natural Resources Fund	15

Statement of Assets and Liabilities  (unaudited)

as of April 30, 2023

Class A
Net asset value and redemption price per share, ($338,245,537 ÷ 6,609,079 shares of common stock issued and outstanding)	$51.18
Maximum sales charge (5.50% of offering price)	2.98

Maximum offering price to public	$54.16

Class C
Net asset value, offering price and redemption price per share, ($22,763,013 ÷ 570,952 shares of common stock issued and outstanding)	$39.87

Class R
Net asset value, offering price and redemption price per share, ($29,313,609 ÷ 583,905 shares of common stock issued and outstanding)	$50.20

Class Z
Net asset value, offering price and redemption price per share, ($333,528,425 ÷ 6,212,109 shares of common stock issued and outstanding)	$53.69

Class R6
Net asset value, offering price and redemption price per share, ($69,319,817 ÷ 1,280,360 shares of common stock issued and outstanding)	$54.14

See Notes to Financial Statements.

16

Statement of Operations  (unaudited)

Six Months Ended April 30, 2023

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $316,192 foreign withholding tax)	$11,937,506
Income from securities lending, net (including affiliated income of $153,676)	166,450
Affiliated dividend income	75,759

Total income	12,179,715

Expenses
Management fee	3,179,898
Distribution fee(a)	795,494
Transfer agent’s fees and expenses (including affiliated expense of $123,390)(a)	563,707
Registration fees(a)	48,100
Custodian and accounting fees	39,712
Shareholders’ reports	34,792
Professional fees	13,821
Audit fee	12,075
Directors’ fees	10,405
Miscellaneous	14,773

Total expenses	4,712,777
Less: Distribution fee waiver(a)	(41,262)

Net expenses	4,671,515

Net investment income (loss)	7,508,200

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $10,924)	77,472,317
Foreign currency transactions	(44,658)

77,427,659

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $18,598)	(135,715,657)
Unfunded commitment with a SPAC	70,413
Foreign currencies	5,332

(135,639,912)

Net gain (loss) on investment and foreign currency transactions	(58,212,253)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(50,704,053)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	540,209	131,499	123,786	—	—
Transfer agent’s fees and expenses	313,361	18,795	30,445	197,807	3,299
Registration fees	10,143	8,643	4,313	16,860	8,141
Distribution fee waiver	—	—	(41,262)	—	—

See Notes to Financial Statements.

PGIM Jennison Natural Resources Fund	17

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended April 30, 2023	Year Ended October 31, 2022

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$7,508,200	$17,103,109
Net realized gain (loss) on investment and foreign currency transactions	77,427,659	90,997,977
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(135,639,912)	61,298,772

Net increase (decrease) in net assets resulting from operations	(50,704,053)	169,399,858

Dividends and Distributions
Distributions from distributable earnings
Class A	(9,892,427)	(2,538,637)
Class C	(824,016)	(131,087)
Class R	(896,182)	(181,586)
Class Z	(10,442,935)	(3,267,786)
Class R6	(2,326,122)	(929,384)

	(24,381,682)	(7,048,480)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	88,120,570	281,118,818
Net asset value of shares issued in reinvestment of dividends and distributions	22,632,122	6,611,112
Cost of shares purchased	(144,806,609)	(302,688,927)

Net increase (decrease) in net assets from Fund share transactions	(34,053,917)	(14,958,997)

Total increase (decrease)	(109,139,652)	147,392,381

Net Assets:
Beginning of period	902,310,053	754,917,672

End of period	$793,170,401	$902,310,053

See Notes to Financial Statements.

18

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$55.85		$ 45.60	$26.93	$29.28	$33.37	$35.98
Income (loss) from investment operations:
Net investment income (loss)	0.43		0.95	0.38	0.22	0.43	0.28
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(3.64)		9.67	18.74	(2.00)	(4.08)	(2.89)
Total from investment operations	(3.21)		10.62	19.12	(1.78)	(3.65)	(2.61)
Less Dividends and Distributions:
Dividends from net investment income	(1.46)		(0.37)	(0.45)	(0.57)	(0.44)	-
Net asset value, end of period	$51.18		$ 55.85	$45.60	$26.93	$29.28	$33.37
Total Return(b):	(5.91)%		23.55%	71.63%	(6.23)%	(10.97)%	(7.25)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$338,246		$374,843	$315,131	$197,683	$267,486	$344,851
Average net assets (000)	$363,124		$343,151	$283,488	$215,813	$302,294	$456,839
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.26	%(d)	1.27%	1.31%	1.38%	1.35%	1.24%
Expenses before waivers and/or expense reimbursement	1.26	%(d)	1.27%	1.31%	1.38%	1.35%	1.24%
Net investment income (loss)	1.61	%(d)	1.91%	0.96%	0.83%	1.41%	0.73%
Portfolio turnover rate(e)	18%		37%	35%	37%	39%	27%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Natural Resources Fund	19

Financial Highlights  (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$43.76		$35.89	$21.36	$23.37	$26.71	$28.99
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.48	0.06	0.04	0.20	0.03
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.85)		7.59	14.85	(1.61)	(3.27)	(2.31)
Total from investment operations	(2.66)		8.07	14.91	(1.57)	(3.07)	(2.28)
Less Dividends and Distributions:
Dividends from net investment income	(1.23)		(0.20)	(0.38)	(0.44)	(0.27)	-
Net asset value, end of period	$39.87		$43.76	$35.89	$21.36	$23.37	$26.71
Total Return(b):	(6.26)%		22.66%	70.42%	(6.86)%	(11.51)%	(7.86)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$22,763		$29,723	$23,746	$20,836	$39,853	$113,063
Average net assets (000)	$26,518		$26,893	$22,795	$27,652	$72,400	$150,802
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.99	%(d)	1.99%	2.01%	2.09%	1.99%	1.90%
Expenses before waivers and/or expense reimbursement	1.99	%(d)	1.99%	2.01%	2.09%	1.99%	1.90%
Net investment income (loss)	0.91	%(d)	1.22%	0.21%	0.18%	0.82%	0.08%
Portfolio turnover rate(e)	18%		37%	35%	37%	39%	27%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

20

Class R Shares
	Six Months Ended April 30,		Year Ended October 31,
	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$54.76		$44.75	$26.46	$28.75	$32.75	$35.40
Income (loss) from investment operations:
Net investment income (loss)	0.37		0.83	0.28	0.16	0.36	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(3.58)		9.47	18.42	(1.95)	(4.01)	(2.83)
Total from investment operations	(3.21)		10.30	18.70	(1.79)	(3.65)	(2.65)
Less Dividends and Distributions:
Dividends from net investment income	(1.35)		(0.29)	(0.41)	(0.50)	(0.35)	-
Net asset value, end of period	$50.20		$54.76	$44.75	$26.46	$28.75	$32.75
Total Return(b):	(6.02)%		23.24%	71.26%	(6.37)%	(11.18)%	(7.49)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$29,314		$35,475	$29,030	$19,553	$25,050	$35,482
Average net assets (000)	$33,283		$31,948	$27,407	$21,242	$30,801	$45,875
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.49	%(d)	1.50%	1.51%	1.56%	1.59%	1.50%
Expenses before waivers and/or expense reimbursement	1.74	%(d)	1.75%	1.76%	1.81%	1.84%	1.75%
Net investment income (loss)	1.41	%(d)	1.68%	0.74%	0.63%	1.18%	0.48%
Portfolio turnover rate(e)	18%		37%	35%	37%	39%	27%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Natural Resources Fund	21

Financial Highlights  (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$58.60		$47.81	$28.20	$30.62	$34.88	$37.48
Income (loss) from investment operations:
Net investment income (loss)	0.55		1.19	0.55	0.35	0.60	0.44
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(3.82)		10.12	19.62	(2.07)	(4.28)	(3.04)
Total from investment operations	(3.27)		11.31	20.17	(1.72)	(3.68)	(2.60)
Less Dividends and Distributions:
Dividends from net investment income	(1.64)		(0.52)	(0.56)	(0.70)	(0.58)	-
Net asset value, end of period	$53.69		$58.60	$47.81	$28.20	$30.62	$34.88
Total Return(b):	(5.75)%		24.01%	72.26%	(5.78)%	(10.61)%	(6.94)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$333,528		$373,327	$306,985	$202,846	$296,535	$546,496
Average net assets (000)	$355,678		$340,172	$284,945	$240,200	$401,185	$717,400
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.90	%(d)	0.90%	0.93%	0.94%	0.92%	0.87%
Expenses before waivers and/or expense reimbursement	0.90	%(d)	0.90%	0.93%	0.94%	0.92%	0.87%
Net investment income (loss)	1.97	%(d)	2.27%	1.33%	1.27%	1.87%	1.10%
Portfolio turnover rate(e)	18%		37%	35%	37%	39%	27%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

22

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,
	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$59.10		$48.22	$28.42	$30.85	$35.16	$37.73
Income (loss) from investment operations:
Net investment income (loss)	0.58		1.27	0.65	0.37	0.63	0.47
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(3.85)		10.17	19.73	(2.08)	(4.32)	(3.04)
Total from investment operations	(3.27)		11.44	20.38	(1.71)	(3.69)	(2.57)
Less Dividends and Distributions:
Dividends from net investment income	(1.69)		(0.56)	(0.58)	(0.72)	(0.62)	-
Net asset value, end of period	$54.14		$59.10	$48.22	$28.42	$30.85	$35.16
Total Return(b):	(5.71)%		24.12%	72.48%	(5.71)%	(10.54)%	(6.81)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$69,320		$88,942	$80,025	$27,355	$29,607	$51,048
Average net assets (000)	$76,398		$81,996	$54,795	$27,262	$40,924	$63,591
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.81	%(d)	0.81%	0.81%	0.85%	0.86%	0.78%
Expenses before waivers and/or expense reimbursement	0.81	%(d)	0.81%	0.81%	0.85%	0.86%	0.78%
Net investment income (loss)	2.08	%(d)	2.41%	1.53%	1.32%	1.93%	1.18%
Portfolio turnover rate(e)	18%		37%	35%	37%	39%	27%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Natural Resources Fund	23

Notes to Financial Statements  (unaudited)

1.    Organization

Prudential Jennison Natural Resources Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation and PGIM Jennison Natural Resources Fund (the “Fund”) is the sole series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek long-term growth of capital.

2.    Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

24

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any

PGIM Jennison Natural Resources Fund	25

Notes to Financial Statements  (unaudited) (continued)

comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating

26

factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Private Investment in Public Equity (PIPE): The Fund may acquire equity securities of an issuer that are issued through a PIPE transaction, including on a when-issued basis. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the issuer’s common equity. Shares in PIPEs generally are not registered with the Securities and Exchange Commission until after a certain time-period from the date

PGIM Jennison Natural Resources Fund	27

Notes to Financial Statements  (unaudited) (continued)

the private sale is completed (“Restricted Period”), which can last for several months. Until the public registration process is completed, PIPEs are restricted as to resale and the Fund cannot freely trade the securities.

Special Purpose Acquisition Companies (SPACs): SPACs are collective investment structures that allow public stock market qualified investors to invest in PIPE shares. SPACs are shell companies, that have no operations but go public with the intention of merging with or acquiring a company with the proceeds of the SPAC’s initial public offering (“IPO”). The Fund may enter into a commitment with a SPAC to purchase PIPE shares if and when the SPAC completes its merger or acquisition. Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold. The Fund had an unfunded commitment outstanding of $4,528,170 to purchase PIPE shares as of April 30, 2023.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of

28

dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.    Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services and supervises the subadviser’s performance of such services, and pursuant to which it renders administrative services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2023, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.75% of average daily net assets to $1 billion;	0.75%
0.70% of average daily net assets over $1 billion.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The RIC, on behalf of the Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for

PGIM Jennison Natural Resources Fund	29

Notes to Financial Statements  (unaudited) (continued)

distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through February 29, 2024 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.30%	0.30%
C	1.00	1.00
R	0.75	0.50
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended April 30, 2023, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$179,138	$ 73
C	—	738

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.    Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a fund of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a fund of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments

30

and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2023, no 17a-7 transactions were entered into by the Fund.

5.    Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2023, were as follows:

Cost of Purchases	Proceeds from Sales
$149,083,399	$199,708,123

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2023, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund(1)(wi)
$ —	$ 32,478,771	$ 29,098,880	$ —	$ —	$ 3,379,891	3,379,891	$ 75,759

PGIM Institutional Money Market Fund(1)(b)(wi)
112,371,070	503,303,496	508,793,850	18,598	10,924	106,910,238	106,974,422	153,676(2)
$112,371,070	$535,782,267	$537,892,730	$18,598	$10,924	$110,290,129		$229,435

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

PGIM Jennison Natural Resources Fund	31

Notes to Financial Statements  (unaudited) (continued)

6.    Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$692,560,375	$252,910,655	$(58,412,205)	$194,498,450

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of October 31, 2022 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$474,106,000	$84,618,000

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2022 are subject to such review.

7.    Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

32

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

There are 500,000,000 shares of common stock authorized, $0.01 par value per share, designated as shares of the Fund. The authorized shares of the Fund are further classified and designated as follows:

Class	Number of Shares

A	50,000,000

B	10,000,000

C	50,000,000

R	50,000,000

Z	145,000,000

T	90,000,000

R6	105,000,000

As of April 30, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

Z	13,875	0.2%

R6	174,479	13.6

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%

Unaffiliated	4	49.6

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2023:
Shares sold	446,887	$24,198,655
Shares issued in reinvestment of dividends and distributions	171,651	9,389,304
Shares purchased	(766,002)	(40,600,382)
Net increase (decrease) in shares outstanding before conversion	(147,464)	(7,012,423)
Shares issued upon conversion from other share class(es)	91,776	4,946,986
Shares purchased upon conversion into other share class(es)	(46,886)	(2,487,057)
Net increase (decrease) in shares outstanding	(102,574)	$(4,552,494)

PGIM Jennison Natural Resources Fund	33

Notes to Financial Statements  (unaudited) (continued)

Share Class	Shares	Amount

Year ended October 31, 2022:
Shares sold	1,289,790	$66,116,060
Shares issued in reinvestment of dividends and distributions	57,317	2,403,891
Shares purchased	(1,582,146)	(78,368,177)
Net increase (decrease) in shares outstanding before conversion	(235,039)	(9,848,226)
Shares issued upon conversion from other share class(es)	105,073	5,317,612
Shares purchased upon conversion into other share class(es)	(68,601)	(3,486,137)
Net increase (decrease) in shares outstanding	(198,567)	$(8,016,751)

Class C

Six months ended April 30, 2023:
Shares sold	47,148	$1,947,917
Shares issued in reinvestment of dividends and distributions	18,501	790,566
Shares purchased	(71,452)	(2,912,872)
Net increase (decrease) in shares outstanding before conversion	(5,803)	(174,389)
Shares purchased upon conversion into other share class(es)	(102,516)	(4,313,399)
Net increase (decrease) in shares outstanding	(108,319)	$(4,487,788)

Year ended October 31, 2022:

Shares sold	242,526	$9,827,256
Shares issued in reinvestment of dividends and distributions	3,823	126,435
Shares purchased	(134,025)	(5,188,112)
Net increase (decrease) in shares outstanding before conversion	112,324	4,765,579
Shares purchased upon conversion into other share class(es)	(94,751)	(3,740,275)
Net increase (decrease) in shares outstanding	17,573	$1,025,304

Class R

Six months ended April 30, 2023:
Shares sold	82,418	$4,374,527
Shares issued in reinvestment of dividends and distributions	16,539	888,161
Shares purchased	(162,821)	(8,478,808)
Net increase (decrease) in shares outstanding	(63,864)	$(3,216,120)

Year ended October 31, 2022:
Shares sold	519,664	$26,033,224
Shares issued in reinvestment of dividends and distributions	4,363	179,828
Shares purchased	(524,957)	(25,657,093)
Net increase (decrease) in shares outstanding before conversion	(930)	555,959
Shares purchased upon conversion into other share class(es)	(34)	(1,516)
Net increase (decrease) in shares outstanding	(964)	$554,443

34

Share Class	Shares	Amount

Class Z
Six months ended April 30, 2023:
Shares sold	641,392	$35,678,303
Shares issued in reinvestment of dividends and distributions	162,247	9,296,748
Shares purchased	(995,428)	(55,520,761)
Net increase (decrease) in shares outstanding before conversion	(191,789)	(10,545,710)
Shares issued upon conversion from other share class(es)	46,604	2,589,286
Shares purchased upon conversion into other share class(es)	(13,715)	(769,146)
Net increase (decrease) in shares outstanding	(158,900)	$(8,725,570)

Year ended October 31, 2022:
Shares sold	2,417,803	$127,812,453
Shares issued in reinvestment of dividends and distributions	68,144	2,988,779
Shares purchased	(2,551,206)	(135,330,927)
Net increase (decrease) in shares outstanding before conversion	(65,259)	(4,529,695)
Shares issued upon conversion from other share class(es)	71,785	3,810,571
Shares purchased upon conversion into other share class(es)	(55,983)	(3,019,072)
Net increase (decrease) in shares outstanding	(49,457)	$(3,738,196)

Class R6

Six months ended April 30, 2023:
Shares sold	385,615	$21,921,168
Shares issued in reinvestment of dividends and distributions	39,255	2,267,343
Shares purchased	(650,088)	(37,293,786)
Net increase (decrease) in shares outstanding before conversion	(225,218)	(13,105,275)
Shares issued upon conversion from other share class(es)	617	33,396
Shares purchased upon conversion into other share class(es)	(1)	(66)
Net increase (decrease) in shares outstanding	(224,602)	$(13,071,945)

Year ended October 31, 2022:
Shares sold	942,207	$51,329,825
Shares issued in reinvestment of dividends and distributions	20,637	912,179
Shares purchased	(1,137,794)	(58,144,618)
Net increase (decrease) in shares outstanding before conversion	(174,950)	(5,902,614)
Shares issued upon conversion from other share class(es)	20,380	1,119,839
Shares purchased upon conversion into other share class(es)	(19)	(1,022)
Net increase (decrease) in shares outstanding	(154,589)	$(4,783,797)

8.    Borrowings

The RIC, on behalf of the Fund along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a

PGIM Jennison Natural Resources Fund	35

Notes to Financial Statements  (unaudited) (continued)

group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	9/30/2022 - 9/28/2023
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2023.

9.    Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Asset-Based Securities Risk: Asset-based securities are fixed-income securities whose value is related to the market price of a certain natural resource, such as a precious metal. Although the market price of these securities is expected to follow the market price of the related resource, there may not be perfect correlation. There are special risks associated with certain types of natural resource assets that will also affect the value of asset-based securities related to those assets. For example, precious metal prices historically have been very volatile, which may adversely affect the financial condition of companies involved with precious metals. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and

36

securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

Commodity Risk: The values of commodities and commodity-linked investments are affected by events that might have less impact on the value of stocks and bonds. Such investments may be speculative. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including weather, crop or livestock disease, investment speculation, resource availability, fluctuations in industrial and commercial supply and demand, U.S. agricultural, fiscal, monetary and exchange control programs, embargoes, tariffs, and international political, economic, military and regulatory developments. These risks may subject the Fund to greater volatility than investments in traditional instruments or securities. In addition, the commodities markets are subject to temporary distortions or other disruptions due to a variety of factors, including participation of speculators, government intervention and regulation, and certain lack of liquidity in the markets.

Convertible Securities Risk: The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Energy Company Investment Risks: The value of securities issued by companies in the energy sector may decline for many reasons, including, among others, changes in energy prices, energy supply and demand, government regulations, energy conservation efforts and potential civil liabilities.

PGIM Jennison Natural Resources Fund	37

Notes to Financial Statements  (unaudited) (continued)

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower

38

interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

PGIM Jennison Natural Resources Fund	39

Notes to Financial Statements  (unaudited) (continued)

COVID-19 and the related governmental and public responses have had, and future public health epidemics may have, an impact on the Fund’s investments and net asset value and have led and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Master Limited Partnerships Risk: The risks of investing in an MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in an MLP than investors in a corporation. Investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly-based companies. The Fund’s investment in MLPs also subjects the Fund to the risks associated with the specific industry or industries in which the MLPs invest, risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Since MLPs generally conduct business in multiple states, the Fund may be subject to income or franchise tax in each of the states in which the partnership does business. The additional cost of preparing and filing the tax returns and paying the related taxes may adversely impact the Fund’s return on its investment in MLPs.

Natural Resource Company Investment Risk: The market value of securities of natural resource companies may be affected by numerous factors, including events occurring in nature, inflationary pressures and international politics. Because the Fund invests primarily in companies with natural resource assets, there is the risk that the Fund will perform poorly during a downturn in natural resource companies. For example, events occurring in nature

40

(such as earthquakes or fires in prime natural resource areas) and political events (such as coups, military confrontations or acts of terrorism) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and the other risks to which foreign securities are subject may also affect U.S. companies in the Fund’s portfolio if they have significant operations or investments in foreign countries. In addition, rising interest rates and general economic conditions may affect the demand for natural resources.

Preferred Securities Risk: Preferred stock can experience sharp declines in value over short or extended periods of time, regardless of the success or failure of a company’s operations. A redemption by the issuer may negatively impact the return of the security held by the Fund. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Preferred stock usually does not require the issuer to pay dividends and may permit the issuer to defer dividend payments. Deferred dividend payments could have adverse tax consequences for the Fund and may cause the preferred security to lose substantial value. Preferred securities also may have substantially lower trading volumes and less market depth than many other securities, such as common stock or U.S. Government securities.

Warrants and Rights Risk: If the underlying stock price does not rise above the exercise price before the warrant expires, a warrant generally expires without value and the Fund loses any amount paid for the warrant. Warrants may trade in the same markets as their underlying stock; however, the price of a warrant may not move with the price of the underlying stock. Failing to exercise subscription rights to purchase common stock would dilute the Fund’s interest in the issuing company. The market for such rights is not well developed, and the Fund may not always realize full value on the sale of rights.

10.   Recent Regulatory Developments

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Fund.

PGIM Jennison Natural Resources Fund	41

Liquidity Risk Management Program

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 7-9, 2023, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2022 through December 31, 2022 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional

Information.

Visit our website at pgim.com/investments

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Drew Donohue, Chief Compliance Officer • Russ Shupak, Treasurer and Principal Accounting Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Natural Resources Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON NATURAL RESOURCES FUND

SHARE CLASS	A	C	R	Z	R6

NASDAQ	PGNAX	PNRCX	JNRRX	PNRZX	PJNQX

CUSIP	74441K107	74441K305	74441K404	74441K503	74441K602

MF135E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End

Management Investment Companies – Not applicable.

Item 13 –	Exhibits

(a)(1) Code of Ethics – Not required, as this is not an annual filing.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(a)(2)(1) Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.

(a)(2)(2) Change in the registrant’s independent public accountant – Not applicable.

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Jennison Natural Resources Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	June 16, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 16, 2023

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	June 16, 2023